Investment (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Apr. 30, 2019	Aug. 31, 2018	Apr. 17, 2018
Investment (Details) [Line Items]
Mountain’s investment percentage							50.00%
Initial investment				$ 43.0
Contingent consideration				$ 7.0	$ 7.0
Contingent consideration description		The Company recorded an estimate of contingent consideration payable of $7.0 million as of the acquisition date.
Equity Method Investments	$ 21.8
Carrying value investment		$ 2.3	$ 9.7
Ownership percentage		4.00%	11.00%
Total consideration						$ 15.0
Carrying value of investment description		In the absence of observable price changes in orderly transactions for the identical or a similar investment of the same issuer during the years ended December 31, 2021 and 2020, the carrying value of the investment remained at $15.0 million as of December 31, 2021 and 2020.
Series B Preferred Stock [Member]
Investment (Details) [Line Items]
Preferred stock shares issued (in Shares)						11,506,695